Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Eagle Variable Funds
Entity Central Index Key	0001000249
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000031720
Shareholder Report [Line Items]
Fund Name	First Eagle Overseas Variable Fund
Trading Symbol	FEOVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143 or your insurance company.
Additional Information Phone Number	800.334.2143
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

Based on a Hypothetical $10,000 Investment

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle Overseas Variable Fund	$66	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.21%	[1]
AssetsNet	$ 246,772,996
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	10.04%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$246,772,996 Number of Portfolio Holdings125 Portfolio Turnover Rate10.04%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

Material Fund Change [Text Block]

Material Fund Changes

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain co-investors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P., a Delaware limited partnership.

On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries. The transaction is not expected to result in any change in the portfolio management of the Fund or the Fund’s investment objective or policies.

[1]	Annualized.
[2]	Not annualized.